Equity (Details)																												1 Months Ended					12 Months Ended
		Sep. 22, 2025 shares	Jul. 08, 2025 USD ($) shares	Apr. 29, 2025 shares	Apr. 25, 2025 shares	Apr. 24, 2025 shares	Apr. 22, 2025 USD ($) $ / shares shares	Feb. 17, 2025 USD ($) shares	Dec. 10, 2024 shares	Oct. 31, 2024 USD ($) $ / shares shares	Oct. 09, 2024 USD ($) $ / shares shares	Oct. 07, 2024 $ / shares shares	Oct. 06, 2024 shares	Sep. 06, 2024 shares	Aug. 21, 2024 $ / shares shares	Aug. 15, 2024 USD ($) shares	Jul. 10, 2024 shares	Jul. 09, 2024 shares	Jul. 05, 2024 shares	Jan. 04, 2024 USD ($)	Dec. 29, 2023 USD ($) $ / shares shares	Feb. 10, 2023 USD ($) $ / shares shares	Nov. 15, 2022 USD ($) shares	Sep. 16, 2022 USD ($) $ / shares shares	Apr. 30, 2022 USD ($)	Jan. 15, 2022 $ / shares shares	Sep. 29, 2021 $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 shares	Apr. 30, 2025 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Nov. 01, 2024 $ / shares shares	Mar. 31, 2023 USD ($)	Feb. 10, 2023 CNY (¥) shares
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares																										$ 0.000002
Pre-split shares											5,000,000				4,500,000								381,963	110,210
Cash consideration received (in Dollars) | $																									$ 2,000,000
Share capital (in Dollars) | $																								$ 50,000
Surrendered ordinary shares																							25,464	1,653,155
Cancelled surrendered shares																							25,464	1,653,155
Investor agreed to invest (in Dollars) | $																							$ 1,500,000
Ordinary shares authorized																							25,464
Aggregate amount																						$ 9,400,000																¥ 65,000,000
Amount received (in Dollars) | $																																					$ 9,400,000
Price per share (in Dollars per share) | $ / shares																															$ 91,954
Sold ordinary share			2,548,860																		137,931										2,068,970	1,240,000
Public offering shares																																2,667
Over-allotment arrangement price per share (in Dollars per share) | $ / shares																																$ 75
Net proceeds (in Dollars) | $																															$ 10,000,000
Net proceeds received amount (in Dollars) | $																				$ 8,900,000										$ 4,000,000		$ 5,200,000
Warrants exercised		435,397	7,646,644	843,691				19,516,588											82,759
Warrant shares																	55,173		33,103
Alternate cashless exercise amount																		827,589
Total share value (in Dollars) | $																																	$ 71	$ 4,999,844
Shares of stock												220,000			300,000
Percentage of adjusted warrant											20.00%																						20.00%
Cashless exercise option																												435,397	7,646,644	843,691
Warrants shares							2,030,460																					10,195,504					10,195,504
xercise price (in Dollars per share) | $ / shares							$ 24
Issuance of warrants (in Dollars) | $										$ 15,032,581																									$ 7,772,140
Warrant liability (in Dollars) | $										12,532,591																							$ (22,339,159)
Exercise price (in Dollars per share) | $ / shares							$ 2.36																										$ 3
Warrants adjusted price (in Dollars per share) | $ / shares																																	$ 0.101
Warrants exercise price (in Dollars) | $								$ 12,592,054
Warrants liability (in Dollars) | $																												$ 494,048					$ 494,048
Warrants issued (in Dollars) | $							$ 13,858,280																										22,339,159
Warrant liability (in Dollars) | $							$ 9,806,567
Fair value warrants exercise price (in Dollars) | $			$ 15,006,154
Change of fair value of warrant liability (in Dollars) | $																																	$ 4,203,405	$ (6,827,034)
Consecutive trading days						5 days
Percentage of issued and outstanding						10.00%
Fund statutory reserves, percentage																																	50.00%	50.00%
Retained earnings statutory reserves (in Dollars) | $																												3,061,428					$ 3,061,428	$ 1,926,547
Restricted net assets (in Dollars) | $																												7,283,700					7,283,700	5,623,821
Warrants [Member]
Equity [Line Items]
Pre-split shares											0.5
Price per share (in Dollars per share) | $ / shares																					$ 91,954
Sold ordinary share											666,667										2,068,970
Net proceeds (in Dollars) | $																					$ 10,000,000
Net proceeds received amount (in Dollars) | $										2,420,000
Purchase price of warrant (in Dollars per share) | $ / shares											$ 7.5
Issuance of warrants (in Dollars) | $																																	28,890,861
Purchase of shares								285,397
Warrants liability (in Dollars) | $																												494,048					494,048
Board of Directors Chairman [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares																								$ 0.000002
Pre-split shares																								110,210
Ordinary Shares [Member]
Equity [Line Items]
Ordinary share authorized																								25,000,000,000			5,000,000,000
Ordinary shares value per share (in Dollars per share) | $ / shares												$ 0.000002			$ 0.000002											$ 0.00003	$ 0.00001
Ordinary shares issued																										43,544	1,666,667
Pre-split shares																										653,155	25,000,000
Shares sold																																			1,379,313
Price per share (in Dollars per share) | $ / shares																					$ 108.75
Sold ordinary share											333,333										1,379,313
Ordinary Shares [Member] | Warrants [Member]
Equity [Line Items]
Pre-split shares											297,029,703
Warrant exercise price adjustment amount (in Dollars) | $											$ 19,801,985
Warrants liability (in Dollars) | $								$ 494,048
Ordinary Shares [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Ordinary shares issued																								1,666,667
Pre-split shares																								25,000,000
Warrants [Member]
Equity [Line Items]
Warrants exercised																			2,068,970
Change of fair value of warrant liability (in Dollars) | $																																	4.2	6.83
SPA Agreement [Member]
Equity [Line Items]
Pre-split shares											297,029,703
Warrant exercise price adjustment amount (in Dollars) | $											$ 19,801,985
Share-Based Payment Arrangement [Member] | Warrants [Member]
Equity [Line Items]
Warrants exercised								18,237,500
Over-Allotment Option [Member]
Equity [Line Items]
Price per share (in Dollars per share) | $ / shares																																$ 82,667
Sold ordinary share																																40,000
Net proceeds (in Dollars) | $																																$ 6,200,000
PRC Company Laws [Member]
Equity [Line Items]
Retained earnings statutory reserves (in Dollars) | $																												$ 3,061,428					$ 3,061,428	$ 1,926,547
Share Incentive Plan [Member]
Equity [Line Items]
Pre-split shares												3,300,000
Shares of stock												220,000			300,000
Equity Incentive Plan [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares												$ 0.00003
Sold ordinary share													3,300,000
Plan issued shares													220,000
Viru Technology [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares																								$ 0.00003
Pre-split shares																								0.000002
Viru Technology [Member] | Ordinary Shares [Member]
Equity [Line Items]
Pre-split shares																								41,155
Surrendered ordinary shares																								2,743
Anguo [Member]
Equity [Line Items]
Ordinary shares issued																						49,389																49,389
Pre-split shares																						740,829
Anjiu [Member]
Equity [Line Items]
Ordinary shares issued																						49,389																49,389
Shares sold																						740,829
Anling [Member]
Equity [Line Items]
Ordinary shares issued																						29,633																29,633
Shares sold																						444,497
Binominal Tree [Member] | Warrants [Member]
Equity [Line Items]
Net proceeds received amount (in Dollars) | $										$ 2,500,000
United States [Member] | Warrants [Member]
Equity [Line Items]
Warrant shares																			1,241,381
United States [Member] | Ordinary Shares [Member]
Equity [Line Items]
Alternate cashless exercise amount																			496,553
Canada [Member]
Equity [Line Items]
Warrant shares																	22,069
Canada [Member] | Warrants [Member]
Equity [Line Items]
Warrant shares																	827,589
Canada [Member] | Ordinary Shares [Member]
Equity [Line Items]
Alternate cashless exercise amount																	331,036
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary share authorized																												4,000,000,000					4,000,000,000	4,000,000,000
Ordinary shares value per share (in Dollars per share) | $ / shares																												$ 0.00003					$ 0.00003	$ 0.00003
Ordinary shares issued																												3,723,975					3,723,975	848,203
Shares sold					2,875,772
Designate authorized shares																3,000,000,000
Ordinary shares, shares outstanding																												3,723,975					3,723,975	848,203
Cashless exercise option								14,590,000
Class B Ordinary Shares [Member] | Warrants [Member]
Equity [Line Items]
Sold ordinary share											333,333
Class B Ordinary Shares [Member] | Mr. Yang [Member]
Equity [Line Items]
Pre-split shares																12,723,036
Shares sold																848,203
Total share value (in Dollars) | $																$ 26
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary share authorized																																				4,000,000,000
Ordinary shares value per share (in Dollars per share) | $ / shares																																				$ 0.00003
Shares sold
Total share value (in Dollars) | $
Ordinary shares, shares outstanding																																		848,203	0
Cashless exercise option
Class B Ordinary Shares [Member] | Equity Incentive Plan [Member]
Equity [Line Items]
Shares sold						2,875,772
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary share authorized	[1],[2]																											30,000,000,000					30,000,000,000	30,000,000,000
Ordinary shares value per share (in Dollars per share) | $ / shares	[1],[2]																											$ 0.00003					$ 0.00003	$ 0.00003
Ordinary shares issued	[1],[2]																											25,844,079					25,844,079	1,410,001
Pre-split shares											5,000,000					12,723,036
Shares sold			6,117,316				2,030,460	15,613,272	119,697																			348,318	6,117,316	674,954
Alternate cashless exercise amount																1,958,204
Designate authorized shares																29,373,057
Repurchase amount																848,203
Ordinary shares, shares outstanding	[1],[2]																											25,844,079					25,844,079	1,410,001
Warrants shares							2,030,460
Class A Ordinary Shares [Member] | Warrants [Member]
Equity [Line Items]
Pre-split shares											10,000,000
Cashless exercise option								18,237,500
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary share authorized																																				30,000,000,000
Ordinary shares value per share (in Dollars per share) | $ / shares																																				$ 0.00003
Shares sold	[1],[2]																																2,363,793	82,667
Total share value (in Dollars) | $																																	$ 71	$ 2
Ordinary shares, shares outstanding																																			1,728,410
Cashless exercise option	[1],[2]																																21,730,588	55,173
Class A Ordinary Shares [Member] | Share Incentive Plan [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares															$ 0.000002
Pre-split shares												3,300,000			4,500,000
Class A Ordinary Shares [Member] | Equity Incentive Plan [Member]
Equity [Line Items]
Pre-split shares										3,300,000				4,500,000
Class A Ordinary Shares [Member] | Equity Incentive Plan [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares												$ 0.00003			$ 0.00003
Shares of stock										220,000				300,000
Minimum [Member]
Equity [Line Items]
Pre-split shares														1,500,000
Shares sold														100,000
Exercise price (in Dollars per share) | $ / shares										$ 0.101
xercise price (in Dollars per share) | $ / shares							$ 0.47
Fund statutory reserves, percentage					10.00%
Minimum [Member] | Warrants [Member]
Equity [Line Items]
Change of fair value of warrant liability (in Dollars) | $																																	$ (6,827,034)
Minimum [Member] | IPO [Member]
Equity [Line Items]
Sold ordinary share																																80,000
Minimum [Member] | Anguo [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares																						$ 0.00003
Maximum [Member]
Equity [Line Items]
Pre-split shares														3,000,000
Shares sold														200,000
Exercise price (in Dollars per share) | $ / shares										$ 3
xercise price (in Dollars per share) | $ / shares							$ 2.36
Fund statutory reserves, percentage																																	50.00%
Maximum [Member] | Warrants [Member]
Equity [Line Items]
Change of fair value of warrant liability (in Dollars) | $																																	$ 945,106
Maximum [Member] | IPO [Member]
Equity [Line Items]
Sold ordinary share																																1,200,000
Maximum [Member] | Anguo [Member]
Equity [Line Items]
Ordinary shares value per share (in Dollars per share) | $ / shares																						$ 0.000002

[1]	Retrospectively restated for effect of reverse share split on November 26, 2024 (see Note 12 and Note 14).
[2]	The company held its annual general meeting on August 15, 2024, re-designating all of the previously issued and outstanding ordinary shares into Class A Ordinary Shares (see Note 12).